Segments - Summary of segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net interest income	€ 15,288	€ 16,162	€ 14,593
Net fee and commission income	4,008	3,595	3,586
Share of results	205	149	92
Valuation results and net trading income 22	1,614	(1,732)	12,214
Total income	21,087	18,121	30,418
Regulatory costs	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before tax	7,772	6,037	17,358
Taxation	2,181	1,662	5,130
Non-controlling interests	258	235	102
Net result	5,334	4,140	12,126
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	470	1,308	(3,405)
Net result	1,058	3,147	(8,451)
Segments banking activities
Disclosure of operating segments [line items]
Net result	5,334	4,140	12,126
Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	15,023	15,976	13,756
Net fee and commission income	4,008	3,595	3,586
Total investment and other income	3,584	3,005	1,219
Share of results	170	144	(101)
Valuation results and net trading income 22	3,407	2,910	1,501
Total income	22,615	22,575	18,561
Operating expenses	12,121	11,564	11,199
Regulatory costs	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before tax	9,300	10,492	5,502
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	6,392	7,287	3,674
Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Retail Netherlands
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Netherlands | Segments banking activities
Disclosure of operating segments [line items]
Net result	2,070	2,121	1,474
Retail Netherlands | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	3,027	3,096	2,888
Net fee and commission income	1,049	959	892
Total investment and other income	835	945	417
Valuation results and net trading income 22	810	898	327
Total income	4,910	5,001	4,196
Operating expenses	2,124	2,135	2,115
Regulatory costs	114	212	250
Addition to loan loss provisions	(8)	5	67
Total expenses	2,117	2,140	2,182
Result before tax	2,793	2,861	2,014
Taxation	723	740	540
Non-controlling interests	0		0
Net result	2,070	2,121	1,474
Retail Belgium
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Belgium | Segments banking activities
Disclosure of operating segments [line items]
Net result	597	479	151
Retail Belgium | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,959	2,063	1,668
Net fee and commission income	603	502	511
Total investment and other income	189	117	(32)
Share of results	81		1
Valuation results and net trading income 22	81	61	113
Total income	2,751	2,683	2,147
Operating expenses	1,811	1,852	1,786
Regulatory costs	206	211	244
Addition to loan loss provisions	134	169	139
Total expenses	1,944	2,022	1,924
Result before tax	807	661	223
Taxation	210	182	72
Non-controlling interests	0		0
Net result	597	479	151
Retail Germany | Segments banking activities
Disclosure of operating segments [line items]
Net result	949	1,159	696
Retail Germany | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,647	2,862	1,666
Net fee and commission income	433	357	437
Total investment and other income	(173)	(67)	69
Valuation results and net trading income 22	(160)	(57)	57
Total income	2,906	3,152	2,172
Operating expenses	1,303	1,243	1,140
Regulatory costs	88	96	93
Addition to loan loss provisions	149	119	131
Total expenses	1,452	1,362	1,271
Result before tax	1,455	1,790	901
Taxation	505	631	202
Non-controlling interests	1	0	3
Net result	949	1,159	696
Retail Other | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,002	908	525
Retail Other | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	3,817	3,437	2,725
Net fee and commission income	609	519	535
Total investment and other income	263	277	377
Share of results	8	7	5
Valuation results and net trading income 22	253	264	200
Total income	4,688	4,233	3,637
Operating expenses	2,792	2,479	2,509
Regulatory costs	261	252	369
Addition to loan loss provisions	291	313	302
Total expenses	3,083	2,792	2,812
Result before tax	1,605	1,441	825
Taxation	381	359	254
Non-controlling interests	221	174	47
Net result	1,002	908	525
Wholesale Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,796	3,836	1,991
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,010	(272)	9,810
Wholesale Banking | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	3,259	4,028	4,260
Net fee and commission income	1,317	1,259	1,217
Total investment and other income	2,405	1,771	849
Share of results	(36)	31	18
Valuation results and net trading income 22	2,478	1,730	952
Total income	6,981	7,057	6,325
Operating expenses	3,558	3,313	3,114
Regulatory costs	212	271	293
Addition to loan loss provisions	627	(92)	1,220
Total expenses	4,185	3,222	4,334
Result before tax	2,796	3,836	1,991
Taxation	693	900	581
Non-controlling interests	35	61	52
Net result	2,068	2,875	1,358
Wholesale Banking | Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(156)	(97)	(453)
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(294)	(255)	(530)
Corporate Line | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	315	489	550
Net fee and commission income	(3)	(1)	(6)
Total investment and other income	66	(38)	(460)
Share of results	118	107	(125)
Valuation results and net trading income 22	(55)	13	(148)
Total income	378	450	84
Operating expenses	533	542	535
Regulatory costs	1
Addition to loan loss provisions	1	5	2
Total expenses	534	547	537
Result before tax	(156)	(97)	(453)
Taxation	138	158	76
Non-controlling interests	0		1
Net result	€ (294)	€ (255)	€ (530)